Note 12 - Income Tax - Summary of Income Tax Expense From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current	$ 970	$ 2,289	$ 2,651
Deferred	40	(1,231)	1,989
Income tax expense	$ 1,010	$ 1,058	$ 4,640